Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of basic loss per share to shareholders weighted average number of shares outstanding
Years ended December 31	2022	2021	2020
Loss for the year, in thousands of $	(44,044)	(29,002)	(28,662)
Basic and diluted loss per share, in $	(0.28)	(0.24)	(0.34)

Weighted average number of shares	2022	2021	2020
Weighted average number of shares for basic and diluted loss per share	158,658,165	121,935,741	83,199,215